General	12 Months Ended
Dec. 31, 2023
General [Abstract]
General

Note 1 – General

A.	Reporting Entity

Nano Dimension Ltd. (the “Company”) is an Israeli resident company incorporated in Israel. The address of the Company’s registered office is 2 Ilan Ramon St., Ness Ziona, Israel. Unless otherwise indicated, all references to the “Company,” refer to Nano Dimension Ltd. and its subsidiaries, Global Inkjet Systems Ltd. (“GIS”), a United Kingdom corporation, Nano Dimension Technologies Ltd. (“Nano Tech”), an Israeli corporation, Essemtec AG (“Essemtec”) and Nano Dimension Swiss GmbH (“Nano Swiss”), Swiss corporations, Formatec Holding B.V. (“Formatec Holding”), Admatec Europe B.V. (“Admatec”), and Formatec Technical Ceramics B.V. (“Formatec”), Dutch corporations, Nano Dimension USA Inc. (“Nano USA”), a Delaware corporation, Essemtec USA, LLC, a Delaware limited liability company, Nano Dimension GmbH (“Nano Germany”) and Essemtec Deutschland GmbH, German corporations, Nano Dimension Australia Pty Ltd. (“Nano Australia”), an Australian corporation, Nano Dimension (HK) Limited, a Hong Kong corporation, Essemtec France SAS, a French corporation, Nano Dimension NY Ltd., a New York corporation, and Nano Dimension Trading (Shenzhen) Ltd., a Chinese corporation. The consolidated financial statements of the Company as of December 31, 2023, comprise the Company and its subsidiaries in Israel, in the United States, in Switzerland, in Germany, in the United Kingdom, in the Netherlands, Australia and in Hong Kong (together referred to as the “Group”). The Company engages in advance additive manufacturing (also known as “3D”) solutions. Since March 2016, the Company’s American Depositary Shares (“ADSs”) have been trading on the Nasdaq Capital Market (“Nasdaq”).

Since August 25, 2014, the Company has devoted substantially all of its financial resources to develop its products and has financed its operations primarily through the issuance of equity securities. The amount of the Company’s future net profits or losses will depend, in part, on the rate of its future expenditures, its ability to generate significant revenues from the sale of its products, and its ability to obtain funding through the issuance of securities, strategic collaborations or grants. In the fourth quarter of 2017 the Group began commercializing its products and its ability to generate significant revenues and achieve profitability depends on its ability to successfully complete the development of, and to continue to commercialize, its products, including consumables.

B.	Material events in the reporting period

(1)	Change in interest curves and inflation expectations

Since 2021, inflation rates in Israel and the world have been rising – in 2021 and 2022, the Consumer Price Index in Israel increased, an increase that continued also in 2023. Along with the worldwide rise in prices, central banks around the world decided to raise interest rates with the aim of curbing rising prices. The changes in interest rates and the rise in inflation rates had a significant effect on items in the financial statements as described in the following notes:

●	Note 18 on employee benefits, with respect to remeasurement of actuarial liabilities.

●	Note 20 on financial risks, with respect to linkage and currency risk.

(2)	Iron Swords War in Israel

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. These attacks resulted in extensive deaths, injuries and kidnapping of civilians and soldiers. Following the attack, Israel’s security cabinet declared war against Hamas and a military campaign against these terrorist organizations commenced in parallel to their continued rocket and terror attacks (the “Iron Swords War”). Following this, there was a decrease in Israel’s economic and business activity. The security situation has led, inter alia, to a disruption in the chain of supply and production, a decrease in the volume of national transportation, a shortage in manpower as well as a decrease in the value of financial assets and a rise in the exchange rate of foreign currencies in relation to the NIS. There was no material impact on the Company’s operations and revenues.